Inventory - Summary of Inventory (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information About Inventories [Line Items]
Work-in-process	$ 24,906	$ 14,100
Finished goods	29,027	13,114
Total Inventory	136,605	49,555
Cannabis [Member]
Disclosure of Detailed Information About Inventories [Line Items]
Raw materials	67,176	16,521
Non Cannabis [Member]
Disclosure of Detailed Information About Inventories [Line Items]
Raw materials	$ 15,496	$ 5,820